FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153

13F File Number:  028-11212

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Norris Nissim
Title:  General Counsel
Phone:  (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

August 14, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $833,420 (thousands)

List of Other Included Managers:

         None


                                                                LUXOR CAPITAL GROUP, LP
                                                    FORM 13F INFORMATION TABLE FOR QUARTER ENDED 6/30/07

COLUMN 1                  COLUMN 2           COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
--------                 ----------          --------  ----------        ---------       ----------  ----------    ---------
                           TITLE OF                       VALUE     SHRS OR   SH/  CALL/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              CLASS             CUSIP     (X$1000)    PRN AMT   PRN  PUT   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------            ---------           -----    ----------  --------- ----- ----- ----------  --------  ----     ------  ----
AFFILIATED MANAGERS GROUP    COM              008252108   30,932      240,231  SH           SOLE                  240,231  0     0
ALLIANCE ONE INTL INC        COM              018772103   20,034    1,993,441  SH           SOLE                1,993,441  0     0
AMERICAN EXPRESS CO          COM              025816109    4,811       78,630  SH           SOLE                   78,630  0     0
BOEING CO                    COM              097023955    7,625       79,300  SH   PUT     SOLE                   79,300  0     0
BROADRIDGE FINL SOLUTIONS IN COM ADDED        11133T103        4          187  SH           SOLE                      187  0     0
CARDERO RES CORP             COM              14140U105      958      476,980  SH           SOLE                  476,980  0     0
E M C CORP MASS              COM              268648102   49,121    2,713,866  SH           SOLE                2,713,866  0     0
EBIX INC                     COM NEW          278715206   14,472      400,000  SH           SOLE                  400,000  0     0
EMPLOYERS HOLDINGS INC       COM              292218104   15,123      712,001  SH           SOLE                  712,001  0     0
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1  29257MAB6   10,130   11,331,000  PRN          SOLE               11,331,000  0     0
ENDEAVOUR INTL CORP          COM              29259G101    4,340    2,893,207  SH           SOLE                2,893,207  0     0
GENOMIC HEALTH INC           COM              37244C101    6,837      363,689  SH           SOLE                  363,689  0     0
GULFPORT ENERGY CORP         COM NEW          402635304   59,324    2,969,167  SH           SOLE                2,969,167  0     0
ICONIX BRAND GROUP INC       COM              451055107   85,778    3,860,379  SH           SOLE                3,860,379  0     0
ISHARES INC                  MSCI BRAZIL      464286400        2           31  SH           SOLE                       31  0     0
JUPITERMEDIA CORP            COM              48207D101    2,533      347,925  SH           SOLE                  347,925  0     0
KODIAK OIL & GAS CORP        COM              50015Q100    5,464      942,000  SH           SOLE                  942,000  0     0
MAXXAM INC                   COM              577913106   19,249      687,480  SH           SOLE                  687,480  0     0
MICROSOFT CORP               COM              594918904    8,219      278,900  SH   CALL    SOLE                  278,900  0     0
NORDIC AMERICAN TANKER SHIPP COM              G65773956    4,333      106,100  SH   PUT     SOLE                  106,100  0     0
NORTEL INVERSORA S A         SPON ADR PFD B   656567401    1,796       70,000  SH           SOLE                   70,000  0     0
POWERSHARES QQQ TRUST        UNIT SER 1 ADDED 73935A104      652       13,690  SH           SOLE                   13,690  0     0
SCOTTISH RE GROUP LIMITED    SHS              G73537410   20,513    4,194,962  SH           SOLE                4,194,962  0     0
SILICON GRAPHICS INC         COM NEW          827056300      295       11,130  SH           SOLE                   11,130  0     0
SK TELECOM LTD               SPONSORED ADR    78440P108   31,636    1,156,711  SH           SOLE                1,156,711  0     0
SOUTHWESTERN ENERGY CO       COM              845467109   22,437      504,200  SH           SOLE                  504,200  0     0
STEEL DYNAMICS INC           COM              858119100    1,329       31,700  SH           SOLE                   31,700  0     0
SUNTECH PWR HLDGS CO LTD     COM              86800C954    3,647      100,000  SH   PUT     SOLE                  100,000  0     0
SYNTA PHARMACEUTICALS CORP   COM              87162T206   17,067    2,119,889  SH           SOLE                2,119,889  0     0
TEEKAY CORPORATION           COM              Y856W903     8,687      150,000  SH   CALL    SOLE                  150,000  0     0
TEEKAY CORPORATION           COM              Y8564W103  183,685    3,171,903  SH           SOLE                3,171,903  0     0
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN   Y8565J101   30,724      900,996  SH           SOLE                  900,996  0     0
TITAN INTL INC ILL           COM              88830M102   83,721    2,648,554  SH           SOLE                2,648,554  0     0
TYCO INTERNATIONAL LTD       WHEN ISSUED ADDEDG9143X208   29,367      547,077  SH           SOLE                  547,077  0     0
TYCO INTL LTD                COM NEW          902124906   20,679      612,000  SH   CALL    SOLE                  612,000  0     0
XENOPORT INC                 COM              98411C100   27,897      628,034  SH           SOLE                  628,034  0     0
